Transfer of financial assets, assets pledged and received as collateral - Summary of assets pledged as collateral (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets Not Freely Disposable [line items]
Financial assets pledged	€ 106,052	€ 126,682
Financial assets at fair value through profit or loss
Assets Not Freely Disposable [line items]
Financial assets pledged	23,641	17,079
Financial assets at FVOCI
Assets Not Freely Disposable [line items]
Financial assets pledged	1,896	2,142
Securities at amortised cost
Assets Not Freely Disposable [line items]
Financial assets pledged	2,672	3,578
– Cash and balances with central banks
Assets Not Freely Disposable [line items]
Financial assets pledged	322	364
– Loans and advances to banks
Assets Not Freely Disposable [line items]
Financial assets pledged	3,305	4,007
Loans and advances to customers
Assets Not Freely Disposable [line items]
Financial assets pledged	73,860	98,917
Other assets
Assets Not Freely Disposable [line items]
Financial assets pledged	€ 357	€ 596